Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets/(liabilities)
Total net assets	£ 657	£ 1,025
Unfunded pension and post-retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(25)	(25)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	723	1,050
Deficit | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ (41)	£ 0